Intangible assets, net (Narrative) (Details) ¥ in Thousands, $ in Thousands		3 Months Ended	12 Months Ended
	Oct. 02, 2015 CNY (¥)	Jun. 30, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Intangible assets, net [Abstract]
Impairment of intangible assets	¥ 8,385	¥ 48,814	$ 8,830	¥ 57,199	¥ 5,697
Amortization of acquired intangible assets			$ 9,911	¥ 64,201	¥ 12,598	¥ 4,707